WARRANTS AND DERIVATIVES - Summary of Fair values of Liability Classified Warrants and Derivatives Recorded in Warrant Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Fair Value	$ 5,631	$ 0
Inducement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Issuable Shares	17,230
Issuance	March 2021
Maturity	March 2041
Fair Value	$ 5,631